ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCOUNTS RECEIVABLE
Commission receivable	$ 11,883	¥ 81,703	¥ 164,137
Receivables from other brokers and clients	14,330	98,527	7,019
Total	$ 26,213	¥ 180,230	¥ 171,156